Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 19,890	$ 17,167	$ 7,112
Taxation at UK corporation tax rate of 19.00% (2017: 19.25%; 2016: 20.0%)	3,779	3,305	1,422
Impact of differently taxed overseas profits in overseas locations	264	407	43
– local taxes and overseas withholding taxes	437	618	434
– UK tax losses not recognised	435	70	305
– other permanent disallowables	396	400	438
– UK banking surcharge	229	136	199
– bank levy	191	180	170
– non-deductible regulatory settlements	153	(132)	20
– impacts of hyperinflation	78	0	0
– adjustments in respect of prior period liabilities	34	64	256
– non-UK tax losses not recognised	32	33	147
– change in tax rates	17	49	(4)
– non-deductible UK customer compensation	16	166	162
– deferred tax remeasurement due to US federal tax rate reduction	0	1,288	0
– non-deductible goodwill write-down	0	0	648
– non-deductible loss and taxes suffered on Brazil disposal	0	0	464
– non-taxable income and gains	(691)	(766)	(577)
– effect of profits in associates and joint ventures	(492)	(481)	(461)
– other items	(13)	0	0
– other deferred tax temporary differences previously not recognised	0	(49)	0
Total tax expense	$ 4,865	$ 5,288	$ 3,666
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.00% (2017: 19.25%; 2016: 20.0%)	19.00%	19.25%	20.00%
Impact of differently taxed overseas profits in overseas locations	1.30%	2.30%	0.60%
– local taxes and overseas withholding taxes	2.20%	3.60%	6.10%
– UK tax losses not recognised	2.20%	0.40%	4.30%
– other permanent disallowables	2.00%	2.30%	6.20%
– UK banking surcharge	1.10%	0.80%	2.80%
– bank levy	1.00%	1.00%	2.40%
– non-deductible regulatory settlements	0.80%	(0.80%)	0.30%
– impacts of hyperinflation	0.40%	0.00%	0.00%
– adjustments in respect of prior period liabilities	0.20%	0.40%	3.60%
– non-UK tax losses not recognised	0.20%	0.20%	2.10%
– change in tax rates	0.10%	0.30%	(0.10%)
– non-deductible UK customer compensation	0.10%	1.00%	2.30%
– deferred tax remeasurement due to US federal tax rate reduction	0.00%	7.50%	0.00%
– non-deductible goodwill write-down	0.00%	0.00%	9.10%
– non-deductible loss and taxes suffered on Brazil disposal	0.00%	0.00%	6.50%
– non-taxable income and gains	(3.50%)	(4.40%)	(8.10%)
– effect of profits in associates and joint ventures	(2.50%)	(2.80%)	(6.50%)
– other items	(0.10%)	0.00%	0.00%
– other deferred tax temporary differences previously not recognised	(0.00%)	(0.30%)	(0.00%)
Average effective tax rate	24.50%	30.80%	51.60%